ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2013
Dazhaihe
ACQUISITIONS
Summary of fair value of the assets acquired and liabilities assumed at the date of acquisition

The following table summarizes the fair value of the assets acquired and liabilities assumed at the date of acquisition on April 10, 2011.

US$
Cash purchase price	9,019

Total purchase consideration	9,019

Cash	59
Property, plant and equipment, net	11,540
Other assets	555
Goodwill	6,646

Total assets acquired	18,800

Other liabilities	(9,303)
Deferred tax liabilities — non-current	(478)

Total liabilities assumed	(9,781)

Net assets acquired	9,019

Schedule of amounts of revenue and net profit of acquired entity included in the Company's consolidated statement of comprehensive income

The amounts of revenue and net loss of Dazhaihe included in the Company’s consolidated statement of comprehensive income from April 10, 2011, the acquisition date, to December 31, 2011 were as follows:

US$
Revenue	831
Net loss	(717)

Wangkeng
ACQUISITIONS
Schedule of effects of changes in the Company's ownership interest

For the year ended December 31,
2011
US$
Net income (loss) attributable to the Company	(45,389)
Decrease in the Company’s paid-in capital for purchase of 10% of equity interest in Wangkeng	(4,907)
Net transfers to noncontrolling interest	(4,907)
Change from net income (loss) attributable to the Company and transfers to noncontrolling interest	(50,296)